JOINT VENTURES AND ASSOCIATES	12 Months Ended
Jun. 30, 2023
JOINT VENTURES AND ASSOCIATES
JOINT VENTURES AND ASSOCIATES

13.    JOINT VENTURES AND ASSOCIATES

	06/30/2023	06/30/2022	06/30/2021
Assets
Synertech Industrias S.A.	36,026,710	35,646,740	27,572,597
Indrasa Biotecnología S.A.	—	70,466	54,957
Alfalfa Technologies S.R.L.	36,502	74,827	97,920
Moolec Science Limited	—	2,759,059	2,931,699
Moolec Science S.A.	3,233,598	3,000	—
	39,296,810	38,554,092	30,657,173

On December 28, 2022, Bioceres has contributed all of its ownership in Moolec Science Limited to Moolec Science S.A. (“Moolec Science”) in exchange of 1,560,000 ordinary shares. Our total ownership in Moolec Science reaches 1,860,000 ordinary shares.

	06/30/2023	06/30/2022	06/30/2021
Liabilities
Trigall Genetics S.A.	622,823	717,948	1,278,250
	622,823	717,948	1,278,250

Changes in joint ventures investments and affiliates:

	06/30/2023	06/30/2022	06/30/2021
As of the beginning of the year	37,836,144	29,378,923	23,103,963
Monetary contributions	—	—	101,883
Non-monetary contributions (Note 12)	—	3,000	2,931,699
Revaluation of property, plant and equipment	(184,630)	(586,268)	(413,618)
Share-based incentives	3,825	50,315	—
Sale of equity investee - Indrasa Biotecnología S.A.	(133,079)	—	—
Foreign currency translation	(46,901)	7,845,756	2,657,567
Share of profit or loss	1,198,628	1,144,418	997,429
As of the end of the year	38,673,987	37,836,144	29,378,923

Share of profit or loss of joint ventures and affiliates:

	06/30/2023	06/30/2022	06/30/2021
Trigall Genetics S.A.	103,703	670,065	270,579
Synertech Industrias S.A.	564,598	856,006	708,550
Moolec Science Limited	—	(383,447)	—
Moolec Science S.A.	467,714	—	—
Indrasa Biotecnología S.A.	62,613	1,794	18,300
	1,198,628	1,144,418	997,429

There are no significant restrictions on the ability of the joint ventures and affiliates to transfer funds to the Group for cash dividends, or to repay loans or advances made by the Group, except for the Argentinian legal obligation to establish a legal reserve for 5% of the profit for the year until reaching 20% of the capital for Argentinian entities.

Summarized financial information prepared in accordance with International Financial Reporting Standards (“IFRS”) in relation to the joint ventures is presented below:

	Trigall Genetics (i)
Summarized balance sheet	06/30/2023	06/30/2022	06/30/2021
Current assets
Cash and cash equivalents	39,085	36,479	13,798
Other current assets	4,824,095	3,787,140	1,949,590
Total current assets	4,863,180	3,823,619	1,963,388
Non-current assets
Intangible assests	15,943,633	14,485,757	13,335,653
Investments in joint ventures and associates	3,027,061	—	—
Total non-current assets	18,970,694	14,485,757	13,335,653
Current liabilities
Other current liabilities	2,696,046	1,638,939	1,257,070
Total current liabilities	2,696,046	1,638,939	1,257,070
Non-current liabilities
Financial liabilities	18,498,360	13,947,658	12,184,030
Other non- current liabilities	471,444	745,008	1,000,774
Total non-current liabilities	18,969,804	14,692,666	13,184,804
Net assets	2,168,024	1,977,771	857,167

	Trigall Genetics (i)
Summarized statements of comprehensive income	06/30/2023	06/30/2022	06/30/2021
Revenue	2,010,229	2,205,849	1,110,303
Finance income	—	—	22,470
Finance expense	(718,388)	(97,419)	(3,586)
Depreciation and amortization	(507,860)	(234,190)	—
Profit of the year	207,410	1,340,129	586,773
Other comprehensive income	(17,156)	—	—
Total comprehensive income	190,254	1,340,129	586,773

	Synertech
Summarized balance sheet	06/30/2023	06/30/2022	06/30/2021
Current assets
Cash and cash equivalents	745,758	202,078	540,149
Other current assets	49,857,184	39,346,866	17,274,878
Total current assets	50,602,942	39,548,944	17,815,027
Non-current assets
Property, plan and equipment	12,277,213	13,846,826	13,422,832
Other non- current assets	74,459	—	39,171
Total non-current assets	12,351,672	13,846,826	13,462,003
Current liabilities
Financial liabilities	18,747,463	6,995,247	1,346,327
Other current liabilities	11,501,222	17,684,155	6,807,330
Total current liabilities	30,248,685	24,679,402	8,153,657
Non-current liabilities
Financial liabilities	—	84,391	331,306
Other non- current liabilities	3,841,374	3,257,934	4,119,471
Total non-current liabilities	3,841,374	3,342,325	4,450,777
Net assets	28,864,555	25,374,043	18,672,596

	Synertech
Summarized statements of comprehensive income	06/30/2023	06/30/2022	06/30/2021
Revenue	62,798,136	61,117,486	23,759,744
Finance income	633,741	7,019,720	5,584,007
Finance expense	(6,768,810)	(8,644,475)	(6,283,955)
Depreciation and amortization	(2,032,809)	(1,339,357)	(39,171)
(Loss)/Profit of the year	3,980,995	(2,429,401)	1,776,244
Other comprehensive (loss)/income	(369,259)	(1,172,537)	(827,236)
Total comprehensive (loss)/income	3,611,736	(3,601,938)	949,008